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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form 13F

Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31, 2003
                                               ----------------------------
Check here if Amendment [   ]; Amendment Number:
                                                  ------------
This Amendment  (Check only one.):   [   ] is a restatement.
                                     [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      PNC Bank, Delaware                              .
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Address:       222 Delaware Avenue
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               Wilmington, DE   19801
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Form 13F File Number:   28-4580
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on behalf of Reporting Manager:

Name:      Timothy M. McInerney
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Title:     Senior Vice President & Managing Director
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Phone:     (302) 429-2825
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Signature, Place, and Date of Signing:

  /s/ Timothy M. McInerney   Wilmington, DE                     May 9, 2003
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[Signature]                  [City, State]                      [Date]

Report Type (Check only one.):

[   ]  13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ X ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
      Form 13F File Number           Name
      28-1235                        The PNC Financial Services Group, Inc.
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